Share capital (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Share capital balance as of year end	SFr 14,182,189	SFr 13,409,213
Changes in the reporting year	568,878	772,976
Share capital balance as of year end	SFr 14,751,067	SFr 14,182,189